Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Crude oil	$ 2,028	$ 2,696
Petroleum products	367	482
Natural gas	60	50
Commodity inventories at the lower of cost and net realisable value	2,454	3,227
Natural gas held for trading purposes measured at fair value	230	391
Spare parts and operational materials	624	402
Other	21	11
Total inventories	$ 3,330	$ 4,031	$ 3,814